Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period	$ 1,904	$ 2,873	$ 4,903	$ 5,404
Currency translation differences	131	(2,612)	1,120	(2,081)
Cash flow hedges and costs of hedging	133	(107)	152	(189)
Share of items relating to equity-accounted entities, net of tax	(30)	(33)	(80)	122
Income tax relating to items that may be reclassified	(9)	52	(43)	(38)
Other comprehensive income that will be reclassified to profit or loss, net of tax	225	(2,700)	1,149	(2,186)
Remeasurements of the net pension and other post-retirement benefit liability or asset	(39)	1,714	(892)	2,579
Cash flow hedges that will subsequently be transferred to the balance sheet	(7)	(35)	1	(22)
Income tax relating to items that will not be reclassified	2	(557)	275	(822)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(44)	1,122	(616)	1,735
Other comprehensive income	181	(1,578)	533	(451)
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income	2,085	1,295	5,436	4,953
Attributable to
BP shareholders	2,001	1,268	5,282	4,848
Non-controlling interests	$ 84	$ 27	154	105
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			(5,713)	(6,028)
Currency translation differences			0	0
Cash flow hedges and costs of hedging			0	0
Share of items relating to equity-accounted entities, net of tax			0	0
Income tax relating to items that may be reclassified			0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax			0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset			0	0
Cash flow hedges that will subsequently be transferred to the balance sheet			0	0
Income tax relating to items that will not be reclassified			0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax			0	0
Other comprehensive income			0	0
Equity-accounted other comprehensive income of subsidiaries			(828)	2,106
Total comprehensive income			(6,541)	(3,922)
Attributable to
BP shareholders			(6,541)	(3,922)
Non-controlling interests			0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			4,756	5,268
Currency translation differences			(2)	(191)
Cash flow hedges and costs of hedging			0	0
Share of items relating to equity-accounted entities, net of tax			0	0
Income tax relating to items that may be reclassified			0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax			(2)	(191)
Remeasurements of the net pension and other post-retirement benefit liability or asset			(300)	1,877
Cash flow hedges that will subsequently be transferred to the balance sheet			0	0
Income tax relating to items that will not be reclassified			0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax			(300)	1,877
Other comprehensive income			(302)	1,686
Equity-accounted other comprehensive income of subsidiaries			828	(2,106)
Total comprehensive income			5,282	4,848
Attributable to
BP shareholders			5,282	4,848
Non-controlling interests			0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			5,552	5,635
Currency translation differences			1,122	(1,890)
Cash flow hedges and costs of hedging			152	(189)
Share of items relating to equity-accounted entities, net of tax			(80)	122
Income tax relating to items that may be reclassified			(43)	(38)
Other comprehensive income that will be reclassified to profit or loss, net of tax			1,151	(1,995)
Remeasurements of the net pension and other post-retirement benefit liability or asset			(592)	702
Cash flow hedges that will subsequently be transferred to the balance sheet			1	(22)
Income tax relating to items that will not be reclassified			275	(822)
Other comprehensive income that will not be reclassified to profit or loss, net of tax			(316)	(142)
Other comprehensive income			835	(2,137)
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income			6,387	3,498
Attributable to
BP shareholders			6,233	3,393
Non-controlling interests			154	105
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the period			308	529
Currency translation differences			0	0
Cash flow hedges and costs of hedging			0	0
Share of items relating to equity-accounted entities, net of tax			0	0
Income tax relating to items that may be reclassified			0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax			0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset			0	0
Cash flow hedges that will subsequently be transferred to the balance sheet			0	0
Income tax relating to items that will not be reclassified			0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax			0	0
Other comprehensive income			0	0
Equity-accounted other comprehensive income of subsidiaries			0	0
Total comprehensive income			308	529
Attributable to
BP shareholders			308	529
Non-controlling interests			$ 0	$ 0